Business and Basis of Presentation Revised Condenses Consolidated Cash Flows (table) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income	$ 165	$ 35
Provision for finance receivable losses	197	80
Depreciation and amortization	151	21
Deferred income tax benefit	(43)	(9)
Share-based compensation expense, net of forfeitures	7	3
Net gain on sale of SpringCastle interests	(167)	0
Other	(1)	(8)
Other assets and other liabilities	46	52
Insurance claims and policyholder liabilities	(24)	(2)
Taxes receivable and payable	67	10
Accrued interest and finance charges	12	7
Restricted cash and cash equivalents not reinvested	1	0
Other, net	1	0
Net cash provided by operating activities	412	189
Net principal collections (originations) of finance receivables held for investment and held for sale	(125)	(5)
Proceeds on sales of finance receivables held for sale originated as held for investment	0	52
Proceeds from sale of SpringCastle interests	101	0
Cash received from CitiFinancial Credit Company	23	0
Available-for-sale securities purchased	(154)	(95)
Trading and other securities purchased	(1)	(954)
Available-for-sale securities called, sold, and matured	175	60
Trading and other securities called, sold, and matured	13	1,211
Change in restricted cash and cash equivalents	12	(120)
Proceeds from sale of real estate owned	2	5
Other, net	(4)	7
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	42	161
Proceeds from issuance of long-term debt, net of commissions	1,673	1,523
Repayments of Long-term Debt	(2,335)	(315)
Distributions to joint venture partners	(18)	(18)
Excess tax benefit from share-based compensation	2	2
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(678)	1,192
Effect of exchange rate changes on cash and cash equivalents	1	0
Net change in cash and cash equivalents	(223)	1,542
Cash and cash equivalents	716	2,421	$ 939	$ 879
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income	179	31
Provision for finance receivable losses	227	87
Depreciation and amortization	156	18
Deferred income tax benefit	(3)	(10)
Share-based compensation expense, net of forfeitures	7	3
Net gain on sale of SpringCastle interests	(229)	0
Other	5	(7)
Other assets and other liabilities	46	52
Insurance claims and policyholder liabilities	(24)	(2)
Taxes receivable and payable	35	10
Accrued interest and finance charges	12	7
Restricted cash and cash equivalents not reinvested	1	0
Other, net	1	0
Net cash provided by operating activities	413	189
Net principal collections (originations) of finance receivables held for investment and held for sale	(126)	(5)
Proceeds on sales of finance receivables held for sale originated as held for investment	0	52
Proceeds from sale of SpringCastle interests	101	0
Cash received from CitiFinancial Credit Company	23	0
Available-for-sale securities purchased	(154)	(95)
Trading and other securities purchased	(1)	(954)
Available-for-sale securities called, sold, and matured	175	60
Trading and other securities called, sold, and matured	13	1,211
Change in restricted cash and cash equivalents	12	(120)
Proceeds from sale of real estate owned	2	5
Other, net	(4)	7
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	41	161
Proceeds from issuance of long-term debt, net of commissions	1,673	1,523
Repayments of Long-term Debt	(2,335)	(315)
Distributions to joint venture partners	(18)	(18)
Excess tax benefit from share-based compensation	2	2
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(678)	1,192
Effect of exchange rate changes on cash and cash equivalents	1	0
Net change in cash and cash equivalents	(223)	1,542
Cash and cash equivalents	$ 716	$ 2,421	$ 939	$ 879